Balance Sheet Details (Details) - Schedule of Accrued Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued compensation	$ 568,559	$ 487,579
Accrued research and development	463,506	616,707	$ 847,747
Accrued professional fees	445,569	550,415
Other accrued expenses	264,593	265,849	125,922
Accrued implementation fees	93,787	93,787
Accrued franchise taxes	50,000	60,530	177,600
Accrued interest – related party	50,000
Accrued deferred offering costs		125,000	125,000
Total	$ 1,936,014	$ 2,199,867	$ 2,409,128